Exhibit 99.4

Rebuttal Findings 05.08.2026

Seller:

Deal ID:

Total Loan Count: 851

Loans by Grade in Population
Loan Grade	Count	Percentage
1	700	82.26%
2	65	7.64%
3	86	10.11%

Trade Summary
Loan Status	Count	Percentage
Review Complete	760	89.31%
In Rebuttal	91	10.69%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	149	148	148	86	63	0	0	86	0	60	3
2	8	0	0	8	0	0	0	0	0	8	0
1	2397	0	0	2397	0	0	0	0	0	0	2397

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	10	4	0	6	1	0	6
HOC - Inaccurate	4	0	0	4	0	0	4
Security Instrument - Name Discrepancy	2	2	0	0	0	0	0
Security Instrument - Incomplete	1	1	0	0	1	0	0
State Testing	1	0	0	1	0	0	1
Compliance Finding - Other	1	1	0	0	0	0	0
HELOC Brochure - Late	1	0	0	1	0	0	1
Valuation	147	145	0	2	85	0	62
Appraisal - Value is not supported within a 10% variance	145	145	0	0	85	0	60
Appraisal - Value is supported within 10% of original appraisal amount	2	0	0	2	0	0	2

Rebuttal Findings 05.08.2026

Seller:

Deal ID:

Total Loan Count: 851